Borrowings (Tables)	6 Months Ended
Jun. 30, 2016
Borrowings [Abstract]
Schedule of Borrowings

	June 30, 2016	December 31, 2015
Commerzbank AG, Alpha Bank AE, Credit Agricole Corporate and Investment Bank	$114,750	$119,250
BNP Paribas S.A. and DVB Bank S.E.	63,000	65,250
Eurobank Ergasias S.A. $52,200	39,661	41,025
Eurobank Ergasias S.A. $52,000	37,326	38,550
Norddeutsche Landesbank Girozentrale	26,172	26,953
DVB Bank S.E. and Credit Agricole Corporate and Investment Bank	50,391	51,953
Ship Mortgage Notes $670,000	670,000	670,000
Deutsche Bank AG Filiale Deutschlandgeschäft and Skandinaviska Enskilda Banken AB	105,259	125,000
HSH Nordbank AG $40,300	33,373	34,633
BNP Paribas $44,000	42,000	44,000

	1,181,932	1,216,614
Less: Deferred finance cost, net	(18,669)	(20,640)
Add: bond premium	1,502	1,609

Total borrowings	$1,164,765	$1,197,583
Less: current portion, net of deferred finance cost	(74,864)	(62,643)

Total long-term borrowings, net of current portion, bond premium and deferred finance cost	$1,089,901	$1,134,940

Long-Term Debt Obligations
Amount
Long-Term Debt Obligations:
Year
June 30, 2017	$76,420
June 30, 2018	40,442
June 30, 2019	117,213
June 30, 2020	90,462
June 30, 2021	112,270
June 30, 2022 and thereafter	745,125
Total	$1,181,932